TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 04, 2018
Non-current
Deferred compensation asset	$ 25	$ 28		$ 0
Prepayments	14	12		15
Recoverable tax, rebates, levies and duties	198	195		107
Non-current	237	235		122
Current
Trade and loan receivables	50	56		47
Prepayments	41	56		61
Recoverable tax, rebates, levies and duties	155	100		130
Other receivables	14	17		12
Current	260	229		250
Total trade, other receivables and other assets	497	464		372
Receivables from taxes other than income tax	304	281		227
Tanzania
Current
Receivables from taxes other than income tax	142	139		119
Argentina | CVSA
Current
Receivables from taxes other than income tax	19	23		25
Taxation cap on annual taxes and duties paid by CVSA (in percent)					30.00%
Indirect tax increase | Tanzania
Current
Receivables from taxes other than income tax	3
Set off amount against other corporate taxes
Current
Receivables from taxes other than income tax		54		9
Total claims since July 2017
Current
Receivables from taxes other than income tax			$ 164
Total claims for 2019
Current
Receivables from taxes other than income tax		27
Total claims since July 2017
Current
Receivables from taxes other than income tax	187
Discounted net indirect tax receivable
Current
Receivables from taxes other than income tax	142
Total Claims During 2021
Current
Receivables from taxes other than income tax	50
Africa
Current
Recoverable value added tax	212	215		167
Recoverable fuel duties	0	0		43
Appeal deposits	$ 43	$ 34		$ 10